Deposits (Summary of Deposits) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Deposits [Abstract]
Time deposits	¥ 1,876,129	¥ 1,860,253
Other deposits	400,029	457,532
Total	¥ 2,276,158	¥ 2,317,785